Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 28, 2022
Entity File Number	001-37649
Entity Registrant Name	MINIM, INC.
Entity Central Index Key	0001467761
Entity Tax Identification Number	04-2621506
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	848 Elm Street
Entity Address, City or Town	Manchester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03101
City Area Code	(833)
Local Phone Number	966-4646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	MINM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false